Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsidiaries and Other Related Parties
	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A. (1)	-	2,875
Routeasy Serviços de Assessoria Logística Ltda. (2)	2,334	-
Others (1)	490	836
Total as of December 31, 2020	2,824	3,711

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A. (1)	-	2,875
Others (1)	490	1,050
Total as of December 31, 2019	490	3,925

(1) Loans contracted have indefinite terms and do not contain remuneration clauses.

(2) The loans contracted have a term of 36 months and can be extended by mutual agreement between the parties being remunerated by the DI plus a premium of 3% p.a.

	Commercial transactions
	Receivables (1)	Payables (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	-	1,772	471	19,077	-
Refinaria de Petróleo Riograndense S.A.	-	65,215	-	314,587	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	151	104	3,062	154	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	-	-	-	1,613
Chevron (Thailand) Limited	166	6	-	759	-
Chevron Brasil Oleos Basicos LTDA	-	6	-	-	-
Chevron Latin America Marketing LLC	118	-	-	-	-
Chevron Lubricants Lanka PLC	3	-	-	-	-
Chevron Lubricants Oils S.A.	823	-	-	-	-
Chevron Marine Products	1,873	-	-	-	-
Chevron Oronite Brasil LTDA.	-	37,482	-	108,198	-
Chevron Products Company	-	87,754	-	247,578	-
Chevron Belgium NV	-	785	-	6,707	-
Chevron Petroleum CO Colombia	1	-	-	-	-
Total as of December 31, 2020	3,135	193,124	3,533	697,060	1,613

	Commercial transactions
	Receivables (1)	Payables (1)	Other payables	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	-	1,545	-	1	18,565	-
Refinaria de Petróleo Riograndense S.A.	-	264,602	-	-	1,019,108	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	739	113	-	7,385	121	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	124	-	-	-	1,477
Chevron (Thailand) Limited	1,333	5,177	-	-	90,912	-
Chevron Brasil Oleos Basicos LTDA	-	-	6	-	6,336	-
Chevron Latin America Marketing LLC	86	6	-	13	506	-
Chevron Lubricants Lanka PLC	-	-	285	-	-	-
Chevron Lubricants Oils S.A.	58	-	-	42	-	-
Chevron Marine Products	506	-	-	104	-	-
Chevron Oronite Brasil LTDA.	1,193	-	-	345	-	-
Chevron Products Company	-	16,302	-	-	212,915	-
Chevron Belgium NV	-	2,119	-	-	15,019	-
Chevron Petroleum CO Colombia	-	-	7	30	-	-
Total as of December 31, 2019	3,915	289,988	298	7,920	1,363,482	1,477

	Commercial transactions
	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	6	9,032	-
Refinaria de Petróleo Riograndense S.A.	-	1,008,860	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	3,844	186	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	-	1,469
Total as of December 31, 2018	3,850	1,018,078	1,469

(1) Included in “domestic trade receivables”, “domestic trade payables” and “domestic trade payables – reverse factoring”, respectively.

(a) Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020 and 2019, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.

Expenses for Compensation of its Key Executives

The expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	2020	2019	2018
Short-term compensation	47,936	41,659	36,504
Stock compensation	4,786	9,881	1,407
Post-employment benefits	2,866	2,640	2,278
Termination benefit	-	-	905
Total	55,588	54,180	41,094

Shares Granted

The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 4, 2016	380,000	2021 to 2023	32.72	17,147	(14,076)	3,071
December 10, 2014	266,660	2021	25.32	28,405	(26,726)	1,679
March 5, 2014	55,600	2021	26.08	5,999	(5,951)	48
	702,260			51,551	(46,753)	4,798

Changes of Number of Shares Granted

The table below summarizes the changes of number of shares granted:

Balance on December 31, 2018	1,700,128
Shares vested and transferred	(475,604)
Balance on December 31, 2019	1,224,524
Cancellation of granted shares due to termination of executive employment	(200,000)
Shares vested and transferred	(322,264)
Balance on December 31, 2020	702,260

Restricted Stock Program

The table below summarizes the restricted and performance stock programs:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
Restricted	October 1, 2017	240,000	2023	38.19	12,642	(6,848)	5,794
Restricted and performance	November 8, 2017	23,674	2021 to 2022	38.19	2,723	(1,852)	871
Restricted and performance	April 4, 2018	121,720	2021 to 2023	34.35	8,451	(5,522)	2,929
Restricted	September 19, 2018	80,000	2024	19.58	3,691	(810)	2,881
Restricted	September 24, 2018	80,000	2024	18.40	2,030	(761)	1,269
Restricted and performance	April 3, 2019	469,872	2022 to 2024	23.25	20,900	(9,573)	11,327
Restricted	September 2, 2019	440,000	2025	16.42	9,965	(2,215)	7,750
Restricted and performance	April 1, 2020	754,896	2023 to 2025	12.53	18,653	(3,584)	15,069
Restricted	September 16, 2020	700,000	2026	23.03	22,236	(1,235)	21,001
		2,910,162			101,291	(32,400)	68,891

Summarized Changes of Number of Restricted and Performance Shares Granted
Balance on December 31, 2018	739,952
Shares granted on April 3, 2019	567,876
Shares granted on September 2, 2019	440,000
Cancellation of granted shares due to termination of executive employment	(9,168)
Balance on December 31, 2019	1,738,660
Shares granted on April 1, 2020	877,788
Shares granted on September 16, 2020	700,000
Cancellation of granted shares due to termination of executive employment	(353,294)
Cancellation of performance shares	(52,992)
Balance on December 31, 2020	2,910,162